AB InBev companies (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Schedule of Name and Registered Office of Fully Consolidated Companies

1	85% owned by Ambev S.A

Name and registered office of fully consolidated companies	% of economic interest as at 31 December 2019
HONDURAS
CERVECERÍA HONDUREÑA, SA DE CV - Blvd. Del Norte, Carretera Salida a Puerto Cortes - San Pedro Sula, Cortes	99.00
HONG KONG
BUDWEISER BREWING CO APACT LTD - Flat Room 1823 18F Soundwill Plaza II-Middle Town Hong Kong (SAR)	87.22
INDIA
CROWN BEERS INDIA LIMITED - #8-2-684/A, Road No. 12 - Banjara Hills, Hyderabad 500034 - Andhra Pradesh	100.00
ANHEUSER BUSCH INBEV INDIA LIMITED. - Unit No.301-302, Dynasty Business Park, 3rd Floor - Andheri - Kurla Road, Andheri (East) - 400059 - Mumbai, Maharashtra	99.60
ITALY
ANHEUSER-BUSCH INBEV ITALIA SPA - Piazza Buffoni 3, 21013 Gallarate	100.00
MEXICO
CERVECERIA MODELO DE MEXICO S. DE R.L. DE C.V - Javier Barros Sierra 555 Piso 3 - Zedec Ed Plaza Santa Fe - 01210 Mexico City	100.00
MOZAMBIQUE
CERVEJAS DE MOÇAMBIQUE SA - Rua do Jardim 1329 - Maputo 1	49.00
THE NETHERLANDS
INBEV NEDERLAND N.V. - Ceresstraat 1 - 4811 CA – Breda	100.00
INTERBREW INTERNATIONAL B.V. - Ceresstraat 1 - 4811 CA – Breda	100.00
AB INBEV AFRICA B.V - Ceresstraat 1, 4811 CA – Breda	62.00
AB INBEV BOTSWANA B.V. - Ceresstraat 1, 4811 CA – Breda	62.00
NIGERIA
BEVERAGE MANAGEMENT SOLUTIONS LIMITED LTD. - 58 Akanbi Onitiri Close, Off Eric Moore Road, Surelere – Lagos	50.00
INTERNATIONAL BREWERIES PLC - Lawrence Omole Way, Omi Osoro Road, Imo Ilesha, Osun State 1	37.50
PANAMA
CERVECERÍA NACIONAL HOLDING SA - Costa del Este Business Park, torre Oeste Piso 2 - Ciudad de Panama	60.00
PARAGUAY
CERVECERIA PARAGUAYA S.A. - Ruta Villeta km 30 N 3045 - 2660 – Ypané	61.85
PERU
COMPANIA CERVECERA AMBEV PERU S.A.C. - Av. Los Laureles Mza. A Lt. 4 del Centro Poblado Menor Santa Maria de Huachipa - Lurigancho (Chosica) - Lima 15	97.22
UNIÓN DE CERVECERÍAS PERUANAS BACKUS Y JOHNSTON SAA - 3986 Av. Nicolas Ayllon, Ate, Lima 3	93.65
SOUTH AFRICA
SABSA HOLDINGS LTD PUBLIC LIMITED COMPANY - 65 Park Lane, Sandown - 2001 – Johannesburg	100.00
THE SOUTH AFRICAN BREWERIES (PTY) LTD LIMITED BY SHARES - 65 Park Lane, Sandown - 2146 – Johannesburg	91.55
SOUTH KOREA
ORIENTAL BREWERY CO., LTD - 8F, ASEM Tower, 517, Yeongdong-daero, Gangnam-gu, Seoul, 06164, S . Korea	87.22
SWITZERLAND

1	The company is consolidated due to the group’s majority shareholdings and ability to control the operations.

Name and registered office of fully consolidated companies	% of economic interest as at 31 D ecember 2019
ANHEUSER-BUSCH INBEV PROCUREMENT GMBH GESELLSCHAFT MIT BESCHRÄNKTER HAFTUNG (GMBH) - Suurstoffi 22 – 6343 - Rotkreuz
TANZANIA
KIBO BREWERIES LTD PRIVATE COMPANY - Uhuru Street, Plot No 79, Block AA, Mchikichini, Ilala District - Dar es Salaam 1	36.00
UGANDA
NILE BREWERIES LTD - Plot M90 Yusuf Lule Roa, Njeru, Jinja - Eastern Uganda	61.64
UNITED KINGDOM
ABI SAB GROUP HOLDING LIMITED - Bureau, 90 Fetter Lane, London, United Kingdom, EC4A 1EN	100.00
ABI UK HOLDINGS 1 LIMITED - Porter Tun House, 500 Capability Green - LU1 3LS – Luton	100.00
AB INBEV UK LIMITED - Porter Tun House, 500 Capability Green - LU1 3LS – Luton	100.00
AB INBEV HOLDINGS LIMITED - Bureau, 90 Fetter Lane, London, United Kingdom, EC4A 1EN	100.00
AB INBEV INTERNATIONAL BRANDS LIMITED - Bureau, 90 Fetter Lane, London, United Kingdom, EC4A 1EN	100.00
ZX VENTURES LIMITED - Porter Tun House, 500 Capability Green - LU1 3LS – Luton	100.00
UNITED STATES
ANHEUSER-BUSCH COMPANIES, LLC. - One Busch Place - St. Louis, MO 63118	100.00
ANHEUSER-BUSCH INTERNATIONAL, INC. - One Busch Place - St. Louis, MO 63118	100.00
ANHEUSER-BUSCH PACKAGING GROUP, INC. - One Busch Place - St. Louis, MO 63118	100.00
ANHEUSER-BUSCH, LLC – One Busch Place, St. Louis, MO. 63118	100.00
METAL CONTAINER CORPORATION, INC. – One Busch Place, St. Louis, MO. 63118	100.00
ANHEUSER-BUSCH NORTH AMERICAN HOLDING CORPORATION - C/O THE CORPORATION TRUST COMPANY INC. - 1209 Orange Street - DE 19801 – Wi lmingt on	100.00
URUGUAY
CERVECERIA Y MALTERIA PAYSANDU S.A. - Cesar Cortinas, 2037 - C.P. 11500 – Montevideo	61.85
VIETNAM
ANHEUSER-BUSCH INBEV VIETNAM BREWERY COMPANY LIMITED/No.2 VSIP II-A, Street no. 28, Vietnam - Singapore II-A Industrial Park, Tan Uyen District, Binh Duong Province	87.22
ZAMBIA
ZAMBIAN BREWERIES PLC - Mungwi Road, Plot Number 6438, Lusaka	54.00

LIST OF MOST IMPORTANT ASSOCIATES AND JOINT VENTURES

Name and registered office of associates and joint ventures	% of economic interest as at 31 d ecember 2019
FRANCE
SOCIÉTÉ DES BRASSERIES ET GLACIÈRES INTERNATIONALES SA - 49 Rue François 1er, Paris	20.00
GIBRALTAR
BIH BRASSERIES INTERNATIONALES HOLDING LTD - CC Building, 10th Floor, Main Street	20.00
BIH BRASSERIES INTERNATIONALES HOLDING (ANGOLA) LTD - Suite 10/3, International Commercial Centre, 2A Main Street	27.00
TURKEY
ANADOLU EFES BIRACILIK VE MALT SANAYII AS - Bahçelievler Mahallesi, Sehit Ibrahim Koparir Caddesi No. 4, Bahçelievler Istanbul	24.00
ZIMBABWE
DELTA CORPORATION LTD - Sable house, P.O. Box BW 343, Northridge Close, Borrowdale, Harare	25.00
RUSSIA
AB INBEV EFES - 28 Moscovskaya Street, Moscow region - 141607 – Klin	50.00